Summary of Significant Accounting Policies - Summary of Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 575,163	$ 495,990
Total loans receivables and other financing receivables	712,243	633,151
Performing | Payment activity
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	575,163	495,990
Long-term receivable and accrued revenue included in accounts receivable and other assets	5,694	5,476
Performing | Credit Quality Indicator Other Internal Metrics
Financing Receivable, Recorded Investment [Line Items]
Due from joint ventures	$ 131,386	$ 131,685